OTHER FINANCE EXPENSES AND INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other finance expenses and income, net [Abstract]
Schedule of Other Finance Expenses and Income, Net
	For the year ended 31 December
	2022	2021	2020
	U.S. dollars (in thousands)
Finance expenses:
Interest on financial institutions loans	8,303	-	-
Currency exchange rate differences, net	1,814	637	197
Interest on lease liabilities	540	786	461
Bank charges	268	46	89
Interest, mainly on contingent consideration on business combination (Note 14)	535	32	-
Loss on derivatives	778	-	-
	12,238	1,501	747